Loans Receivable And Allowance For Credit Losses (Tables)	12 Months Ended
Sep. 30, 2012
Loans Receivable And Allowance For Credit Losses [Abstract]
Summary Of Loans Receivable

	2012	2011
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,392,429	$4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111

Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765

Total loans receivable	5,649,156	5,195,876

Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
	$5,608,083	$5,149,734

Recorded Investment Of Loans, Past Due

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

	September 30, 2011
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

Recorded Investment of Classified Loans

	September 30,
	2012		2011
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$36,055	$23,153	$32,673	$18,419
One- to four-family - purchased	2,829	14,538	447	15,987
Multi-family and commercial	2,578	--	7,683	--
Consumer - home equity	413	815	50	592
Consumer - other	--	39	--	5
	$41,875	$38,545	$40,853	$35,003

Weighted Average Loan to Value and Credit Score Information

	September 30,
	2012		2011
	Weighted Average		Weighted Average
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	763	65%	762	66%
One- to four-family - purchased	749	67	740	60
Consumer - home equity	747	19	742	20
	761	64%	759	64%

Troubled Debt Restructurings On Financing Receivables

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

Troubled Debt Restructurings on Financing Receivables That Subsequently Defaulted

For the Year Ended
	September 30, 2012		September 30, 2011
	Number		Number
	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	14	$2,340	13	$1,353
One- to four-family loans - purchased	--	--	--	--
Multi-family and commercial loans	--	--	--	--
Consumer - home equity	--	--	--	--
Consumer - other	--	--	--	--
	14	$2,340	13	$1,353

Impaired Loans By Class

September 30, 2012				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$10,729	$10,765	$--	$41,396	$176
One- to four-family - purchased	15,340	15,216	--	12,296	126
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	882	881	--	543	6
Consumer - other	27	27	--	11	--
	26,978	26,889	--	54,469	308
With an allowance recorded
One- to four-family - originated	41,125	41,293	268	10,886	1,330
One- to four-family - purchased	2,028	2,016	54	6,138	51
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	307	307	52	226	4
Consumer - other	12	12	1	6	--
	43,472	43,628	375	17,256	1,385
Total
One- to four-family - originated	51,854	52,058	268	52,282	1,506
One- to four-family - purchased	17,368	17,232	54	18,434	177
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	1,189	1,188	52	769	10
Consumer - other	39	39	1	17	--
	$70,450	$70,517	$375	$71,725	$1,693

September 30, 2011				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575
With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261
Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance For Credit Losses

September 30, 2012	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

Ratio of net charge-offs to average loans outstanding year-to-date						0.12%
Ratio of net charge-offs year-to-date to average non-performing assets						16.49%

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100

ACL for loans individually
evaluated for impairment	$--	$--	$--	$--	$--	$--

September 30, 2011	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710

ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment of loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

	September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199